Schedule of power distribution service concession contract (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 5,492,797
Transfers to intangible assets	(30,623)	R$ (52,811)	R$ (26,368)
Contract assets, ending	(7,155)	(35,590)	(7,949)
Contract assets, beginning	6,888,048	5,492,797
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	1,114,961	844,284
Acquisitions	1,765,226	1,391,267
Customers contributions	(160,826)	(112,689)
Provision for legal claims added to the cost of the works	33,040	1,522
Transfers to intangible assets	(821,559)	(911,366)
Transfers to accounts receivable related to concession		(86,154)
Contract assets, ending	(7,155)	(11,903)
Transfers to accounts receivable related to concession	(125,492)
Contract assets, beginning	1,798,195	1,114,961	844,284
Power Distribution Service Concession [Member] | Assets Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	1,144,780	875,354
Acquisitions	1,765,226	1,391,267
Provision for legal claims added to the cost of the works	33,040	1,522
Transfers to intangible assets	(943,905)	(1,016,482)
Transfers to accounts receivable related to concession	(94,978)
Contract assets, ending	(7,155)	(11,903)
Transfers to accounts receivable related to concession	(140,120)
Contract assets, beginning	1,851,866	1,144,780	875,354
Power Distribution Service Concession [Member] | Special Liabilities [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	(29,819)	(31,070)
Acquisitions
Customers contributions	(160,826)	(112,689)
Provision for legal claims added to the cost of the works
Transfers to intangible assets	122,346	105,116
Transfers to accounts receivable related to concession		8,824
Contract assets, ending	(53,671)
Transfers to accounts receivable related to concession	R$ 14,628
Contract assets, beginning		R$ (29,819)	R$ (31,070)